UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2016

                    DATE OF REPORTING PERIOD: MARCH 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              MARCH 31, 2016
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 91.5%
--------------------------------------------------------------------------------

                                                     FACE AMOUNT(1)     VALUE
                                                     --------------  -----------
AUSTRALIA -- 3.3%
   AusNet Services Holdings
       Callable 09/17/2021 @ $100
       5.750%, 03/17/2076 (A)                          1,100,000     $ 1,146,519
   BHP Billiton Finance
       6.250%, 10/19/2075                                500,000         504,375
   National Australia Bank
       Callable 09/24/2016 @ $100
       8.000%, 09/29/2049 (A)                            300,000         305,250
                                                                     -----------
                                                                       1,956,144
                                                                     -----------
CHINA -- 54.4%
   Agile Property Holdings
       Callable 02/18/2017 @ $104
       8.375%, 02/18/2019 .......................        250,000         259,761
   Bank of Communications
       Callable 07/29/2020 @ $100
       5.000%, 12/29/2049 (A) ...................        500,000         500,000
   BCEG HongKong
       3.850%, 06/10/2018 .......................        640,000         643,992
   Beijing State-Owned Assets Management
   Hong Kong
       4.125%, 05/26/2025 .......................        620,000         627,561
   Bluestar Finance Holdings
       3.500%, 06/11/2018 .......................        640,000         642,733
   CCCI Treasure
       Callable 04/21/2020 @ $100
       3.500%, 12/29/2049 (A) ...................        600,000         598,630
   Central China Real Estate
       Callable 01/23/2019 @ $104
       8.750%, 01/23/2021 .......................        880,000         882,200
   Chalco Hong Kong Investment
       Callable 04/17/2017 @ $100
       6.250%, 04/29/2049 (A) ...................      1,000,000       1,005,040
   China Aoyuan Property Group
       10.875%, 05/26/2018 ......................        940,000       1,009,373
   China Cinda Finance 2015 I MTN
       4.250%, 04/23/2025 .......................        550,000         541,209
   China Construction Bank
       Callable 05/13/2020 @ $100
       3.875%, 05/13/2025 (A) ...................        550,000         551,538
   China Hongqiao Group
       6.875%, 05/03/2018 .......................        700,000         692,180
   China Life Insurance
       Callable 07/03/2020 @ $100
       4.000%, 07/03/2075 (A) ...................        330,000         325,875
   China New Town Finance I
       5.500%, 05/06/2018 .......................CNY   5,700,000         859,283
   China Overseas Finance Cayman VI
       4.250%, 05/08/2019 .......................        600,000         627,889
   China Resources Power East Foundation
       Callable 05/09/2016 @ $100
       7.250%, 05/09/2049 (A) ...................        450,000         450,540
   China SCE Property Holdings
       Callable 07/02/2018 @ $105
       10.000%, 07/02/2020 ......................        750,000         811,818
   China Singyes Solar Technologies Holdings
       5.000%, 08/08/2019 .......................CNY   2,000,000         250,479
   China Taiping Insurance Holdings
       Callable 09/10/2019 @ $100
       5.450%, 12/31/2049 (A) ...................        900,000         925,012
   Cosmos Boom Investment
       0.500%, 06/23/2020 .......................        400,000         372,500
   CRCC Yupeng
       Callable 08/01/2019 @ $100
       3.950%, 02/28/2049 (A) ...................        800,000         816,126

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              MARCH 31, 2016
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- continued
--------------------------------------------------------------------------------

                                                     FACE AMOUNT(1)     VALUE
                                                     --------------  -----------
CHINA -- CONTINUED
   Datang Telecom Hong Kong Holdings
       5.500%, 09/29/2017 .......................CNY   7,000,000    $  1,078,747
   Dawn Victor
       5.500%, 06/05/2018 .......................      1,000,000       1,015,000
   Dianjian Haixing
       Callable 10/21/2019 @ $100
       4.050%, 10/29/2049 (A) ...................        700,000         713,888
   ENN Energy Holdings
       6.000%, 05/13/2021 .......................        400,000         448,130
       0.000%, 02/26/2018 (B) ...................        250,000         270,937
   Future Land Development Holdings
       6.250%, 11/12/2017 .......................        580,000         582,914
   Future Land Development Holdings
       Callable 07/21/2017 @ $105
       10.250%, 07/21/2019 ......................        250,000         271,881
   Huarong Finance II MTN
       5.000%, 11/19/2025 .......................        600,000         623,012
       4.500%, 01/16/2020 .......................        500,000         524,262
   Huarui Investment Holding
       5.250%, 11/26/2018 .......................CNY   2,000,000         306,528
   Jinchuan Group
       4.750%, 07/17/2017 .......................CNY   5,000,000         724,960
   KWG Property Holding
       Callable 08/05/2017 @ $104
       8.250%, 08/05/2019 .......................        300,000         318,750
   Logan Property Holdings
       9.750%, 12/08/2017 .......................        250,000         264,700
   Oceanwide Holdings International 2015
       Callable 08/11/2018 @ $105
       9.625%, 08/11/2020 .......................        330,000         347,301
   Panda Funding Investment
       3.950%, 12/17/2016 .......................CNY   6,000,000         918,863
   Powerlong Real Estate Holdings
       10.750%, 09/18/2017 ......................CNY   7,400,000       1,165,584
   Semiconductor Manufacturing International
       4.125%, 10/07/2019 .......................        700,000         717,333
   Sinochem Global Capital
       Callable 11/02/2018 @ $100
       5.000%, 11/29/2049 (A) ...................        400,000         408,000
   Start Plus Investments
       5.550%, 06/24/2018 .......................CNY   3,800,000         581,842
   Sunac China Holdings
       Callable 12/05/2017 @ $104
       8.750%, 12/05/2019 .......................        200,000         213,060
   Times Property Holdings
       Callable 03/05/2018 @ $106
       11.450%, 03/05/2020 ......................        250,000         277,481
   Times Property Holdings
       10.375%, 07/16/2017 ......................CNY   4,500,000         711,431
   Trillion Chance
       Callable 01/10/2017 @ $104
       8.500%, 01/10/2019 .......................        500,000         526,904
   Tuspark Forward
       5.375%, 11/24/2018 .......................        600,000         602,684
   Unican MTN
       5.150%, 07/02/2018 .......................CNY   6,000,000         914,065
   Unigroup International Holdings
       5.250%, 12/10/2018 .......................        400,000         408,611
   Universal Number One
       5.700%, 01/30/2017 .......................CNY   4,000,000         616,921
   West China Cement
       Callable 09/11/2017 @ $103
       6.500%, 09/11/2019 .......................        800,000         839,274

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              MARCH 31, 2016
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- continued
--------------------------------------------------------------------------------

                                                     FACE AMOUNT(1)     VALUE
                                                     --------------  -----------
CHINA -- CONTINUED
   Yieldking Investment
       5.150%, 07/31/2017 .......................CNY   3,000,000    $    462,691
   Yunnan Energy Investment Overseas
       5.500%, 10/21/2017 .......................CNY   3,500,000         538,055
   Yuzhou Properties
       Callable 12/08/2017 @ $105
       9.000%, 12/08/2019 .......................        550,000         589,832
   Zhiyuan Group BVI
       6.200%, 01/11/2019 .......................      1,000,000       1,029,140
                                                                     -----------
                                                                      32,406,520
                                                                     -----------
FRANCE -- 0.8%
   Societe Generale
       Callable 09/29/2025 @ $100
       8.000%, 09/29/2049 (A) ...................        500,000         483,150
                                                                     -----------
HONG KONG -- 14.0%
   Bank of East Asia MTN
       Callable 12/02/2020 @ $100
       5.500%, 12/29/2049 (A) ...................        500,000         475,159
   China City Construction International
       5.350%, 07/03/2017 .......................CNY   7,500,000       1,124,838
   China High Speed Transmission Equipment
   Group
       8.300%, 11/19/2017 .......................CNY   2,000,000         301,675
   China South City Holdings
       Callable 01/29/2017 @ $104
       8.250%, 01/29/2019 .......................        320,000         317,169
   Dah Sing Bank MTN
       Callable 01/29/2019 @ $100
       5.250%, 01/29/2024 (A) ...................        500,000         519,924
   Far East Horizon
       Callable 06/23/2017 @ $100
       5.550%, 06/23/2049 (A) ...................      1,650,000       1,666,038
   FPC Treasury
       4.500%, 04/16/2023 .......................        300,000         301,787
   King Power Capital
       5.625%, 11/03/2024 .......................        600,000         643,037
   Nexteer Automotive Group
       Callable 11/15/2017 @ $104
       5.875%, 11/15/2021 .......................        600,000         610,128
   NWD MTN
       4.375%, 11/30/2022 .......................        350,000         359,728
   Shimao Property Holdings
       Callable 02/10/2019 @ $104
       8.375%, 02/10/2022 .......................        560,000         611,769
   Studio City Finance
       8.500%, 12/01/2020 .......................        250,000         250,625
   Vast Expand
       5.200%, 09/11/2017 .......................CNY   7,500,000       1,132,085
                                                                     -----------
                                                                       8,313,962
                                                                     -----------
INDIA -- 3.7%
   GCX
       Callable 08/01/2016 @ $105
       7.000%, 08/01/2019 .......................        480,000         449,543
   Greenko Dutch
       Callable 08/01/2017 @ $104
       8.000%, 08/01/2019 .......................        240,000         255,600
   ICICI Bank
       Callable 10/31/2016 @ $100
       7.250%, 08/29/2049 (A) ...................        150,000         150,750
   Indian Oil
       5.750%, 08/01/2023 .......................        200,000         223,986
   ITNL International
       8.000%, 07/17/2017 .......................CNY   2,500,000         378,811

THE ADVISORS' INNER CIRCLE FUND                            HARVEST FUNDS
                                                           INTERMEDIATE BOND
                                                           MARCH 31, 2016
                                                           (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- continued
--------------------------------------------------------------------------------

                                                     FACE AMOUNT(1)     VALUE
                                                     --------------  -----------
INDIA -- CONTINUED
   ITNL Offshore Two
       7.500%, 04/01/2018 .......................CNY   5,000,000    $    734,430
                                                                     -----------
                                                                       2,193,120
                                                                     -----------
INDONESIA -- 3.3%
   Alam Synergy
       Callable 03/27/2017 @ $103
       6.950%, 03/27/2020 .......................        250,000         221,250
   Astra Sedaya Finance MTN
       2.875%, 04/01/2018 .......................        500,000         498,750
   Jababeka International
       Callable 09/24/2017 @ $104
       7.500%, 09/24/2019 .......................        200,000         199,853
   Marquee Land
       Callable 08/05/2017 @ $105
       9.750%, 08/05/2019 .......................        300,000         297,300
   MPM Global Pte
       Callable 09/19/2017 @ $103
       6.750%, 09/19/2019 .......................        200,000         196,795
   Pratama Agung
       Callable 02/24/2018 @ $103
       6.250%, 02/24/2020 .......................        300,000         298,325
   Theta Capital
       Callable 11/14/2016 @ $103
       6.125%, 11/14/2020 .......................        300,000         288,845
                                                                     -----------
                                                                       2,001,118
                                                                     -----------
JAPAN -- 2.2%
   Meiji Yasuda Life Insurance
       Callable 10/20/2025 @ $100
       5.200%, 10/20/2045 (A) ...................      1,200,000       1,290,000
                                                                     -----------
MONGOLIA -- 1.3%
   Trade & Development Bank of Mongolia MTN
       10.000%, 01/21/2017 ......................CNY   3,000,000         452,069
       9.375%, 05/19/2020                                370,000         339,290
                                                                     -----------
                                                                         791,359
                                                                     -----------
PHILIPPINES -- 1.4%
   Royal Capital
       Callable 05/05/2021 @ $100
       5.500%, 12/29/2049 (A) ...................        500,000         495,180
   Travellers International Hotel Group
       6.900%, 11/03/2017 .......................        300,000         317,387
                                                                     -----------
                                                                         812,567
                                                                     -----------
SINGAPORE -- 2.0%
   CITIC Envirotech MTN
       Callable 11/27/2018 @ $100
       5.450%, 12/31/2049 (A) ...................        500,000         512,707
   STATS ChipPAC
       Callable 11/24/2018 @ $104
       8.500%, 11/24/2020 .......................        700,000         680,400
                                                                     -----------
                                                                       1,193,107
                                                                     -----------
SWITZERLAND -- 2.6%
   Cloverie for Zurich Insurance
       Callable 06/24/2026 @ $100
       5.625%, 06/24/2046 (A) ...................      1,300,000       1,337,795
   UBS Group
       6.875%, 12/29/2049 .......................        200,000         198,250
                                                                     -----------
                                                                       1,536,045
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              MARCH 31, 2016
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- continued
--------------------------------------------------------------------------------

                                                     FACE AMOUNT(1)     VALUE
                                                     --------------  -----------
THAILAND -- 1.7%
   Krung Thai Bank MTN
       Callable 12/26/2019 @ $100
       5.200%, 12/26/2024 (A) ...................        600,000    $    615,287
   PTT Exploration & Production
       Callable 06/18/2019 @ $100
       4.875%, 12/29/2049 (A) ...................        400,000         389,476
                                                                     -----------
                                                                       1,004,763
                                                                     -----------
UNITED ARAB EMIRATES -- 0.8%
   AHB Tier 1 Sukuk
       Callable 06/30/2019 @ $100
       5.500%, 06/29/2049 (A) ...................        500,000         510,645
                                                                     -----------
   TOTAL CORPORATE OBLIGATIONS
       (Cost $54,402,514)                                             54,492,500
                                                                     -----------

--------------------------------------------------------------------------------
SOVEREIGN DEBT -- 2.4%
--------------------------------------------------------------------------------

CHINA -- 2.4%
   China Government Bond
       3.390%, 05/21/2025 .......................CNY   9,500,000       1,413,221
                                                                     -----------
TOTAL SOVEREIGN DEBT
       (Cost $1,426,001) ........................                      1,413,221
                                                                     -----------
TOTAL INVESTMENTS -- 93.9%
   (Cost $55,828,515)+ ..........................                   $ 55,905,721
                                                                    ============

A summary of the open futures contracts held by the Fund at March 31, 2016, is as follows:


                                  NUMBER OF
TYPE OF                           CONTRACTS      EXPIRATION       UNREALIZED
CONTRACT                            SHORT           DATE         APPRECIATION
--------------------------------------------------------------------------------
U.S. 10-Year Treasury Note          (9)          Jun-2016         $       970
                                                                  -----------
                                                                  $       970
                                                                  ===========

Percentages are based on Net Assets of $59,517,026.
(1)  In U.S. dollars unless otherwise indicated.
(A) Floating rate security - Rate disclosed is the rate in effect on March 31, 2016.
(B)  Zero coupon security.

+ At March 31, 2016, the tax basis cost of the Fund's investments was $55,828,515, and the unrealized appreciation and depreciation were $1,054,549 and $(977,343), respectively.

CNY -- CHINA YUAN RENMINBI
MTN -- MEDIUM TERM NOTE

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              MARCH 31, 2016
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities              Level 1         Level 2         Level 3          Total
---------------------------------     ---------     ------------      --------      ------------
  Corporate Obligations               $      --     $ 54,492,500      $     --      $ 54,492,500
  Sovereign Debt                             --        1,413,221            --         1,413,221
                                      ---------     ------------      --------      ------------
Total Investments in Securities       $      --     $ 55,905,721      $     --      $ 55,905,721
                                      =========     ============      ========      ============

Other Financial Instruments:           Level 1         Level 2         Level 3          Total
---------------------------------     ---------     ------------      --------      ------------
  Futures Contracts*
     Unrealized Appreciation          $     970     $         --      $     --      $       970
                                      ---------     ------------      --------      -----------
Total Other Financial Instruments     $     970     $         --      $     --      $       970
                                      =========     ============      ========      ============

* Futures contracts are valued at the net unrealized appreciation on the instrument.

For the period ended March 31, 2016, there have been no transfers between Level 1 & Level 2 assets and liabilities. For the period ended March 31, 2016, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

HGI-QH-001-0700

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)                         /s/ Michael Beattie
                                                 -------------------------------
                                                 Michael Beattie
                                                 President

Date: May 25, 2016


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                         /s/ Michael Beattie
                                                 -------------------------------
                                                 Michael Beattie
                                                 President

Date: May 25, 2016

By (Signature and Title)                         /s/ Stephen Connors
                                                 -------------------------------
                                                 Stephen Connors
                                                 Treasurer, Controller & CFO
Date: May 25, 2016